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Form 13F Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Horizon Bancorp
Address: 515 Franklin Square
         Michigan City, IN 46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark E. Secor
Title: Chief Financial Officer
Phone: 219-873-2611

Signature, Place, and Date of Signing:


/s/ Mark E. Secor, Chief Financial Officer   Michigan City, IN
------------------------------------------   -----------------
                                             Place

8/14/2009
---------
Date

Report Type (check only one):

                                [X]  13F Holdings Report

                                [ ] 13F Notice

                                [ ]  13F Combination Report

List of Other Managers Reporting for this Manager:
Horizon Trust & Investment Management
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Report Summary:

Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:               46

Form 13F Information Table Value Total:   $65,148,662.00

List of Other Included Managers:
Horizon Trust & Investment Management
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
                                                                       INVESTMENT DIRECTION (6)
                                                                     ---------------------------               VOTING AUTHORITY (8)
                                                           SHARES/PV            SHARED-  SHARED-     OTHER    ---------------------
NAME OF ISSUER (1)       TYPE (2) CUSIP (3)   MARKET (4)      (5)       SOLE    DEFINED   OTHER  MANAGERS (7) SOLE SHARED    NONE
------------------       -------- --------- -------------- --------- --------- --------- ------- ------------ ---- ------ ---------
Aflac Inc                Equity     1055102        331,264    10,655     4,783     5,872       0                 0      0    10,655
AT&T Inc Com             Equity   00206R102        425,236    17,119         0    17,119       0                 0      0    17,119
ADR BP Amoco PLC         Equity    55622104        869,111    18,228         0    18,228       0                 0      0    18,228
Berkshire Hathaway Inc
   Cl B                  Equity    84670207        338,800       117        20        97       0                 0      0       117
Chevron Corp             Equity   166764100        763,796    11,529     3,872     7,657       0                 0      0    11,529
Cisco Systems
  Incorporated           Equity   17275R102        219,716    11,781     5,105     6,676       0                 0      0    11,781
Conagra Foods            Equity   205887102        228,644    11,996     5,629     6,367       0                 0      0    11,996
DirectTV Group Inc       Equity   25459L106        278,482    11,270     5,302     5,968       0                 0      0    11,270
Du Pont E I De
   Nemours & Co          Equity   263534109        202,372     7,899     2,384     5,515       0                 0      0     7,899
Exxon Mobil Corporation  Equity   30231G102        882,194    12,619         0    12,619       0                 0      0    12,619
General Electric Co      Equity   369604103        356,265    30,398     6,823    23,575       0                 0      0    30,398
Horizon Bancorp Ind      Equity   440407104     10,336,295   636,080     2,500   633,580       0                 0      0   636,080
International Business
   Machines              Equity   459200101        579,427     5,549     1,814     3,735       0                 0      0     5,549
iShares S&P North Amer
   Technology            Equity   464287549      1,166,235    27,649    13,384    14,265       0                 0      0    27,649
Johnson & Johnson        Equity   478160104        655,756    11,545     3,784     7,761       0                 0      0    11,545
Johnson Controls
   Incorporated          Equity   478366107        216,375     9,962     4,469     5,493       0                 0      0     9,962
L-3 Communication
   Holdings Corporation  Equity   502424104        451,941     6,514     2,713     3,801       0                 0      0     6,514
Laboratory Corp Of
   America Holdings      Equity   50540R409        453,583     6,691     3,179     3,512       0                 0      0     6,691
Marathon Oil Corporation Equity   565849106        327,001    10,853     5,141     5,712       0                 0      0    10,853
Microsoft Corporation    Equity   594918104        367,674    15,468     6,406     9,062       0                 0      0    15,468
Omnicom Group            Equity   681919106        249,261     7,893     3,590     4,303       0                 0      0     7,893
Paychex Incorporated     Equity   704326107        249,253     9,891     4,490     5,401       0                 0      0     9,891
Pepsico Incorporated     Equity   713448108        488,759     8,893     3,178     5,715       0                 0      0     8,893
Philip Morris Intl Inc   Equity   718172109        247,805     5,681         0     5,681       0                 0      0     5,681
Powershares ETF Trust
   Wndrhll               Equity   73935X500        172,751    17,138     9,118     8,020       0                 0      0    17,138
Research In Motion       Equity   760975102        259,479     3,650     1,856     1,794       0                 0      0     3,650
Ridgeworth US Govt
   Ultra-Short Bond I    Equity   76628T439      1,214,046   120,203    20,432    99,770       0                 0      0   120,203
Energy Select SPDR       Equity   81369Y506      1,097,030    22,831    11,220    11,611       0                 0      0    22,831
Select Sector Spdr
   Tr Utils              Equity   81369Y886        682,134    24,458    11,843    12,615       0                 0      0    24,458
Tjx Cos Inc New          Equity   872540109        302,268     9,608     4,560     5,048       0                 0      0     9,608
ADR Teva Pharmaceutical
   Ind                   Equity   881624209        420,574     8,524     4,509     4,015       0                 0      0     8,524
Vanguard GNMA Admiral
   Fund                  Equity   922031794     16,710,222 1,574,950   708,101   866,849       0                 0 13,998 1,560,952
Vanguard Inflation
   Protected Sec
   Fund #119             Equity   922031869      7,287,511   599,795   304,281   295,514       0                 0  3,063   596,732
Vanguard World Funds
   Consumer Disc         Equity   92204A108        293,249     8,130     4,188     3,942       0                 0      0     8,130
Vanguard World Fds
   Consumer Staples ETF  Equity   92204A207        801,810    13,901     6,981     6,920       0                 0      0    13,901
Vanguard World Fds
   Financials ETF        Equity   92204A405        952,231    39,553    20,327    19,226       0                 0      0    39,553
Vanguard World Funds
   Health Care           Equity   92204A504      1,028,441    22,098    11,760    10,338       0                 0      0    22,098
Vanguard World
   Funds Industrial      Equity   92204A603        491,346    12,031     6,148     5,883       0                 0      0    12,031
Vanguard World Fds
   Materials ETF         Equity   92204A801        340,536     6,545     3,327     3,218       0                 0      0     6,545
Vanguard World Funds
   Telcomm ETF           Equity   92204A884        616,627    12,402     6,219     6,183       0                 0      0    12,402
Wal-Mart Stores          Equity   931142103        480,573     9,921     3,730     6,191       0                 0      0     9,921
Walgreen Company         Equity   931422109        421,949    14,352     3,602    10,750       0                 0      0    14,352
Wells Fargo &
   Company New           Equity   949746101        937,479    38,643    11,510    27,133       0                 0      0    38,643
Wyeth                    Equity   983024100      9,668,161   213,002         0   213,002       0                 0      0   213,002
Accenture Ltd Co         Equity   G1150G111        259,315     7,750     3,595     4,155       0                 0      0     7,750
OpenTV Corp Cl A         Equity   G67543101         25,685    19,312         0    19,312       0                 0      0    19,312
                                            -------------- --------- --------- --------- ------- ------------ ---- ------ ---------
                                            $65,148,662.00 3,705,077 1,245,873 2,459,203       0                 0 17,061 3,688,016
                                            ============== ========= ========= ========= ======= ============ ==== ====== =========
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